SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2018
Cash Flow Statement [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

Changes in working capital items during the years ended December 31, 2018 and 2017 are as follows:

Years ended December 31	2018	2017
	$	$
Trade and other receivables	(4,234)	23,232
Inventory	(40,144)	(10,973)
Trade and other payables	18,753	(10,117)
Provisions	(5,309)	(7,028)
	(30,934)	(4,886)

26.	SUPPLEMENTAL CASH FLOW INFORMATION (Continued)

Other adjustments for non-cash income statement items during the years ended December 31, 2018 and 2017 are as follows:

Years ended December 31	2018	2017
	$	$
Share-based payments	2,157	2,219
Export duty adjustment in cost of sales	—	(4,303)
Change in estimate of close down and restoration provision	1,580	141
Write down of fixed assets	2,771	1,719
Other	375	3,834
	6,883	3,610

During the years ended December 31, 2018 and 2017, we conducted the following non-cash investing and financing transactions:

Years ended December 31	2018	2017
	$	$
Marketable securities received for sale of exploration and evaluation assets (note 6)	1,751	992
Transfer of share-based payment reserve upon exercise of stock options	(2,864)	(1,339)
Acquisition of Chinchillas mineral property (note 3)	—	28,839